Prepaid Expenses and Other Assets	12 Months Ended
Mar. 31, 2018
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Assets
7.	PREPAID EXPENSES AND OTHER ASSETS

The Company’s prepaid expenses and other assets consists of the following:

	March 31,	March 31,
	2018	2017
Prepaid packaging	$8,774	$-
Prepaid expenses	7,358	2,934
Prepaid deposits	842	-
Restricted short-term investments	664	550
Other assets	2,199	801

	$19,837	$4,285

Other long-term assets of $8,340 includes deposits on property, plant and equipment amounting to $6,487 and a lease payment of $1,853 which is being amortized over the term of the lease.